UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2016

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.9%
Delphi Automotive PLC	30,754	$1,925,200
Gentex Corp.	31,900	492,855
Goodyear Tire & Rubber Co.	28,404	728,847
Johnson Controls Inc.	75,758	3,353,049
Lear Corp.	9,228	939,041

Total Auto Components		7,438,992

Automobiles - 1.0%
Ford Motor Co.	263,000	3,305,910
General Motors Co.	172,305	4,876,231
Harley-Davidson Inc.	18,572	841,312

Total Automobiles		9,023,453

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	64,665	2,858,193
Hyatt Hotels Corp., Class A Shares	4,089	200,934	*
Royal Caribbean Cruises Ltd.	9,000	604,350
Wyndham Worldwide Corp.	12,593	896,999

Total Hotels, Restaurants & Leisure		4,560,476

Household Durables - 0.4%
Garmin Ltd.	12,700	538,734
Lennar Corp., Class A Shares	14,552	670,847
NVR Inc.	300	534,102	*
PulteGroup Inc.	38,275	745,980
Whirlpool Corp.	6,327	1,054,331

Total Household Durables		3,543,994

Leisure Products - 0.0%
Brunswick Corp.	6,100	276,452

Media - 5.0%
AMC Networks Inc., Class A Shares	5,594	337,989	*
CBS Corp., Class B Shares	47,225	2,570,929
Cinemark Holdings Inc.	7,800	284,388
Comcast Corp., Class A Shares	140,800	9,178,752
Discovery Communications Inc., Class A Shares	16,400	413,772	*
Interpublic Group of Cos. Inc.	21,200	489,720
News Corp., Class A Shares	40,310	457,519
Omnicom Group Inc.	26,585	2,166,412
Scripps Networks Interactive Inc., Class A Shares	10,000	622,700
TEGNA Inc.	24,573	569,356
Time Warner Inc.	158,890	11,684,771
Twenty-First Century Fox Inc., Class A Shares	127,200	3,440,760
Viacom Inc., Class B Shares	23,400	970,281
Walt Disney Co.	109,300	10,691,726

Total Media		43,879,075

Multiline Retail - 0.6%
Target Corp.	67,500	4,712,850

Specialty Retail - 0.3%
AutoNation Inc.	11,993	563,431	*
Best Buy Co. Inc.	36,100	1,104,660
Dick’s Sporting Goods Inc.	6,000	270,360
Michaels Cos. Inc.	14,000	398,230	*

Total Specialty Retail		2,336,681

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc.	25,500	640,815
Michael Kors Holdings Ltd.	11,800	583,864	*
Ralph Lauren Corp.	6,400	573,568

Total Textiles, Apparel & Luxury Goods		1,798,247

TOTAL CONSUMER DISCRETIONARY		77,570,220

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 3.1%
Kroger Co.	63,400	$2,332,486
Wal-Mart Stores Inc.	338,000	24,680,760

Total Food & Staples Retailing		27,013,246

Food Products - 0.5%
Archer-Daniels-Midland Co.	73,726	3,162,108
Ingredion Inc.	7,516	972,646
Pilgrim’s Pride Corp.	28,000	713,440

Total Food Products		4,848,194

Personal Products - 0.1%
Herbalife Ltd.	8,362	489,428	*

TOTAL CONSUMER STAPLES		32,350,868

ENERGY - 9.4%
Energy Equipment & Services - 0.3%
Baker Hughes Inc.	32,727	1,476,969
Helmerich & Payne Inc.	11,600	778,708
National-Oilwell Varco Inc.	25,400	854,710

Total Energy Equipment & Services		3,110,387

Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp.	16,200	420,876	*
Chevron Corp.	206,300	21,626,429
Exxon Mobil Corp.	456,250	42,768,875
Murphy Oil Corp.	11,600	368,300
Occidental Petroleum Corp.	83,800	6,331,928
Phillips 66	67,008	5,316,415
Valero Energy Corp.	53,128	2,709,528

Total Oil, Gas & Consumable Fuels		79,542,351

TOTAL ENERGY		82,652,738

EXCHANGE-TRADED FUNDS - 1.5%
iShares Trust - iShares Russell 1000 Value Index Fund	127,300	13,144,998

FINANCIALS - 24.6%
Banks - 12.5%
Bank of America Corp.	1,181,451	15,677,855
BOK Financial Corp.	7,421	465,297
Citigroup Inc.	326,357	13,834,273
Citizens Financial Group Inc.	57,800	1,154,844
Comerica Inc.	19,335	795,248
Commerce Bancshares Inc.	11,433	547,641
Cullen/Frost Bankers Inc.	6,800	433,364
East-West Bancorp Inc.	15,828	541,001
Fifth Third Bancorp	92,725	1,631,033
Huntington Bancshares Inc.	90,219	806,558
Investors Bancorp Inc.	37,100	411,068
JPMorgan Chase & Co.	450,498	27,993,946
KeyCorp	98,832	1,092,094
People’s United Financial Inc.	28,000	410,480
PNC Financial Services Group Inc.	57,281	4,662,101
Regions Financial Corp.	152,451	1,297,358
SunTrust Banks Inc.	57,769	2,373,150
Synovus Financial Corp.	14,200	411,658
U.S. Bancorp	191,719	7,732,027
Wells Fargo & Co.	584,326	27,656,149

Total Banks		109,927,145

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Capital Markets - 3.5%
Ameriprise Financial Inc.	21,465	$1,928,630
Bank of New York Mellon Corp.	126,332	4,907,998
BlackRock Inc.	18,078	6,192,257
E*TRADE Financial Corp.	25,065	588,777	*
Eaton Vance Corp.	11,796	416,871
Franklin Resources Inc.	34,000	1,134,580
Goldman Sachs Group Inc.	49,330	7,329,451
Invesco Ltd.	48,250	1,232,305
Northern Trust Corp.	24,245	1,606,474
Raymond James Financial Inc.	9,600	473,280
State Street Corp.	44,136	2,379,813
T. Rowe Price Group Inc.	27,538	2,009,448

Total Capital Markets		30,199,884

Consumer Finance - 2.0%
Ally Financial Inc.	52,300	892,761	*
American Express Co.	117,890	7,162,996
Capital One Financial Corp.	58,268	3,700,601
Credit Acceptance Corp.	800	148,064	*
Discover Financial Services	53,128	2,847,129
Navient Corp.	19,200	229,440
Synchrony Financial	91,434	2,311,452	*

Total Consumer Finance		17,292,443

Diversified Financial Services - 0.1%
Nasdaq Inc.	17,963	1,161,667

Insurance - 6.5%
AFLAC Inc.	46,888	3,383,438
Alleghany Corp.	2,144	1,178,300	*
Allstate Corp.	50,885	3,559,406
American Financial Group Inc.	22,630	1,673,036
American International Group Inc.	161,291	8,530,681
Arch Capital Group Ltd.	13,279	956,088	*
Assurant Inc.	8,356	721,206
Axis Capital Holdings Ltd.	10,538	579,590
Cincinnati Financial Corp.	18,077	1,353,787
Everest Re Group Ltd.	6,038	1,102,961
FNF Group	18,500	693,750
Hartford Financial Services Group Inc.	44,927	1,993,860
Lincoln National Corp.	13,900	538,903
Loews Corp.	38,858	1,596,675
Markel Corp.	1,566	1,492,054	*
MetLife Inc.	121,814	4,851,852
Old Republic International Corp.	13,800	266,202
Principal Financial Group Inc.	32,241	1,325,428
Progressive Corp.	63,976	2,143,196
Prudential Financial Inc.	51,085	3,644,404
Reinsurance Group of America Inc.	9,228	895,024
RenaissanceRe Holdings Ltd.	2,900	340,576
Torchmark Corp.	38,645	2,389,034
Travelers Cos. Inc.	84,786	10,092,925
Unum Group	28,855	917,300
Validus Holdings Ltd.	3,400	165,206
W.R. Berkley Corp.	13,382	801,849

Total Insurance		57,186,731

TOTAL FINANCIALS		215,767,870

HEALTH CARE - 15.1%
Biotechnology - 3.3%
Amgen Inc.	82,743	12,589,347
Biogen Inc.	12,700	3,071,114	*
Gilead Sciences Inc.	157,892	13,171,351

Total Biotechnology		28,831,812

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.8%
Aetna Inc.	29,055	$3,548,487
Anthem Inc.	32,827	4,311,498
Cardinal Health Inc.	21,900	1,708,419
CIGNA Corp.	17,300	2,214,227
DaVita HealthCare Partners Inc.	8,700	672,684	*
Express Scripts Holding Co.	42,600	3,229,080	*
HCA Holdings Inc.	44,650	3,438,497	*
McKesson Corp.	15,200	2,837,080
Mednax Inc.	4,800	347,664	*
Quest Diagnostics Inc.	15,728	1,280,417
Universal Health Services Inc., Class B Shares	10,000	1,341,000

Total Health Care Providers & Services		24,929,053

Pharmaceuticals - 9.0%
Johnson & Johnson	303,132	36,769,912
Mallinckrodt PLC	7,400	449,772	*
Merck & Co. Inc.	321,048	18,495,575
Pfizer Inc.	645,682	22,734,463

Total Pharmaceuticals		78,449,722

TOTAL HEALTH CARE		132,210,587

INDUSTRIALS - 11.0%
Aerospace & Defense - 4.7%
BE Aerospace Inc.	6,900	318,608
Boeing Co.	73,344	9,525,185
General Dynamics Corp.	41,645	5,798,650
Honeywell International Inc.	84,579	9,838,229
Huntington Ingalls Industries Inc.	5,175	869,555
L-3 Communications Holdings Inc.	10,104	1,482,156
Orbital ATK Inc.	3,900	332,046
Rockwell Collins Inc.	14,266	1,214,607
Spirit AeroSystems Holdings Inc., Class A Shares	15,400	662,200	*
Textron Inc.	30,085	1,099,908
United Technologies Corp.	97,199	9,967,757

Total Aerospace & Defense		41,108,901

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	40,300	4,341,116

Airlines - 0.7%
Delta Air Lines Inc.	86,234	3,141,505
Southwest Airlines Co.	71,272	2,794,575

Total Airlines		5,936,080

Building Products - 0.1%
Owens Corning	12,702	654,407

Commercial Services & Supplies - 0.0%
Pitney Bowes Inc.	20,813	370,471

Construction & Engineering - 0.2%
Fluor Corp.	15,600	768,768
Jacobs Engineering Group Inc.	13,376	666,259	*

Total Construction & Engineering		1,435,027

Electrical Equipment - 1.0%
Eaton Corp. PLC	48,892	2,920,319
Emerson Electric Co.	71,409	3,724,693
Hubbell Inc.	6,100	643,367
Rockwell Automation Inc.	14,351	1,647,782

Total Electrical Equipment		8,936,161

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Machinery - 2.2%
AGCO Corp.	9,373	$441,750
Cummins Inc.	11,400	1,281,816
Deere & Co.	35,637	2,888,022
Dover Corp.	17,000	1,178,440
Flowserve Corp.	8,800	397,496
Illinois Tool Works Inc.	39,452	4,109,320
Ingersoll-Rand PLC	28,613	1,822,076
Lincoln Electric Holdings Inc.	7,618	450,071
PACCAR Inc.	37,283	1,933,869
Parker Hannifin Corp.	15,135	1,635,337
Pentair PLC	19,544	1,139,220
Stanley Black & Decker Inc.	16,503	1,835,464

Total Machinery		19,112,881

Professional Services - 0.1%
Dun & Bradstreet Corp.	5,064	616,998
Robert Half International Inc.	13,900	530,424

Total Professional Services		1,147,422

Road & Rail - 1.3%
AMERCO	2,055	769,700
CSX Corp.	112,251	2,927,506
Norfolk Southern Corp.	32,400	2,758,212
Old Dominion Freight Line Inc.	5,600	337,736	*
Union Pacific Corp.	56,600	4,938,350

Total Road & Rail		11,731,504

Trading Companies & Distributors - 0.2%
United Rentals Inc.	5,900	395,890	*
W. W. Grainger Inc.	6,900	1,568,025

Total Trading Companies & Distributors		1,963,915

TOTAL INDUSTRIALS		96,737,885

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.9%
Cisco Systems Inc.	556,253	15,958,899
Juniper Networks Inc.	40,800	917,592

Total Communications Equipment		16,876,491

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc.	10,865	672,544	*
Avnet Inc.	22,145	897,094
CDW Corp.	11,100	444,888
Corning Inc.	159,544	3,267,461
Jabil Circuit Inc.	20,909	386,189

Total Electronic Equipment, Instruments & Components		5,668,176

IT Services - 2.2%
Computer Sciences Corp.	15,135	751,452
DST Systems Inc.	1,300	151,359
International Business Machines Corp.	106,469	16,159,865
Syntel Inc.	8,900	402,814	*
Western Union Co.	55,366	1,061,920
Xerox Corp.	111,000	1,053,390

Total IT Services		19,580,800

Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices Inc.	33,000	1,869,120
Applied Materials Inc.	120,500	2,888,385
Intel Corp.	517,056	16,959,437
Lam Research Corp.	14,192	1,192,980

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Micron Technology Inc.	69,900	$960,775	*
Qorvo Inc.	8,600	475,150	*
QUALCOMM Inc.	99,000	5,303,430

Total Semiconductors & Semiconductor Equipment		29,649,277

Software - 2.4%
CA Inc.	48,159	1,581,060
Oracle Corp.	463,492	18,970,728
Symantec Corp.	31,361	644,155

Total Software		21,195,943

Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc.	414,394	39,616,066
EMC Corp.	176,223	4,787,979
NetApp Inc.	15,300	376,227

Total Technology Hardware, Storage & Peripherals		44,780,272

TOTAL INFORMATION TECHNOLOGY		137,750,959

MATERIALS - 2.8%
Chemicals - 2.0%
Ashland Inc.	7,100	814,867
Celanese Corp., Series A Shares	16,400	1,073,380
Dow Chemical Co.	125,906	6,258,787
Eastman Chemical Co.	16,314	1,107,721
LyondellBasell Industries NV, Class A Shares	61,578	4,582,635
PPG Industries Inc.	28,500	2,968,275
RPM International Inc.	13,900	694,305
Scotts Miracle-Gro Co., Class A Shares	4,100	286,631

Total Chemicals		17,786,601

Containers & Packaging - 0.5%
Bemis Co. Inc.	10,865	559,439
Crown Holdings Inc.	15,346	777,582	*
Graphic Packaging Holding Co.	35,800	448,932
International Paper Co.	36,007	1,525,977
Packaging Corp. of America	10,348	692,591
Sonoco Products Co.	11,065	549,488

Total Containers & Packaging		4,554,009

Metals & Mining - 0.3%
Nucor Corp.	34,942	1,726,484
Reliance Steel & Aluminum Co.	7,907	608,048

Total Metals & Mining		2,334,532

TOTAL MATERIALS		24,675,142

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
CenturyLink Inc.	36,800	1,067,568
Verizon Communications Inc.	445,800	24,893,472

TOTAL TELECOMMUNICATION SERVICES		25,961,040

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
UTILITIES - 3.8%
Electric Utilities - 2.7%
American Electric Power Co. Inc.		53,831	$3,773,015
Duke Energy Corp.		75,449	6,472,770
Edison International		35,658	2,769,557
Entergy Corp.		19,500	1,586,325
Eversource Energy		34,714	2,079,369
Great Plains Energy Inc.		17,000	516,800
OGE Energy Corp.		21,890	716,897
Pinnacle West Capital Corp.		11,913	965,668
Southern Co.		48,200	2,584,966
Xcel Energy Inc.		55,189	2,471,363

Total Electric Utilities			23,936,730

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.		81,868	1,021,712
Calpine Corp.		24,200	356,950	*

Total Independent Power and Renewable Electricity Producers			1,378,662

Multi-Utilities - 0.9%
Ameren Corp.		26,542	1,422,120
Consolidated Edison Inc.		32,142	2,585,503
DTE Energy Co.		12,025	1,191,918
Public Service Enterprise Group Inc.		55,492	2,586,482

Total Multi-Utilities			7,786,023

TOTAL UTILITIES			33,101,415

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $758,807,061)			871,923,722

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $5,458,212)	0.479%	5,458,212	5,458,212

TOTAL INVESTMENTS - 100.1% (Cost - $764,265,273#)			877,381,934
Liabilities in Excess of Other Assets - (0.1)%			(842,418)

TOTAL NET ASSETS - 100.0%			$876,539,516

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$871,923,722	—	—	$871,923,722
Short-Term Investments†	5,458,212	—	—	5,458,212

Total Investments	$877,381,934	—	—	$877,381,934

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$133,724,719
Gross unrealized depreciation	(20,608,058)

Net unrealized appreciation	$113,116,661

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016